Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of asset retirement obligations, other provisions and other liabilities

(in USD million)	Asset retirement obligations	Other provisions and liabilities	Total

Non-current portion at 31 December 2023	12,171	3,134	15,304
Current portion at 31 December 2023¹⁾	190	452	642

Provisions and other liabilities at 31 December 2023	12,360	3,586	15,946

New or increased provisions and other liabilities	443	572	1,014
Change in estimates	938	(962)	(24)
Amounts charged against provisions and other liabilities	(244)	(235)	(479)
Effects of change in the discount rate	(1,419)	(52)	(1,470)
Reduction due to divestments	(428)	(151)	(580)
Accretion expenses	511	19	530
Reclassification, transfer and other	(315)	45	(269)
Foreign currency translation effects	(918)	(118)	(1,036)

Provisions and other liabilities at 31 December 2024	10,928	2,704	13,632

Non-current portion at 31 December 2024	10,777	2,150	12,927
Current portion at 31 December 2024¹⁾	151	554	706
1) Included in the line item Current provisions and other liabilities in the Consolidated Balance sheet, further detailed below.

Current provisions and other liabilities

	At 31 December
(in USD million)	2024	2023

Accrued expenses and other financial liabilities	1,385	1,495
Provisions	706	642
Other non-financial liabilities	293	176

Current provisions and other liabilities	2,384	2,314

Schedule of expected timing of cash flows

Expected timing of cash outflows

(in USD million)	Asset retirement obligations	Other provisions and liabilities	Total

2025 - 2029	1,813	1,938	3,752
2030 - 2034	879	281	1,160
2035 - 2039	2,945	11	2,956
2040 - 2044	2,612	36	2,648
Thereafter	2,679	437	3,117

At 31 December 2024	10,928	2,704	13,632

Schedule of interest rates used to calculate NPV of ARO	The interest rates used to calculate the net present
value (NPV) of ARO are shown in the “USD Risk free
rate table.

USD Risk free rate	31 December 2024
2 years	4.2%
5 years	4.4%
10 years	4.6%
20 years	4.9%
30 years	4.8%